Provisions	12 Months Ended
Dec. 31, 2021
Provisions.
Provisions

(17) Provisions

The financial year ending 31 December 2020 was adjusted for the effects of the IFRIC agenda decision of April 2021 regarding the benefits to be taken into account depending on the length of service. The adjustment of the previous year’s values led to an overall decrease in non-current provisions for pensions of k€2,168. See Note 2 “Changes in accounting policies”.

The current provisions consist of the following:

	31 Dec	31 Dec
	2021	2020
	k€	k€
Other personnel expenses	33,983	34,728
Pensions	1,478	1,275
Other provisions	3,799	5,845
Total current provisions	39,260	41,848

The non-current provisions consist of the following:

	31 Dec	31 Dec
	2021	2020
	k€	k€
Pensions	12,950	13,166
Other personnel expenses	2,029	2,277
Other provisions	3,042	5,288
Total non-current provisions	18,021	20,731

The following table summarises the development of total provisions recorded during 2021:

		Business			Foreign		31 Dec
	1. Jan. 21	combination	Consumption	Release	exchange	Additions	2021
	k€	k€	k€	k€	k€	k€	k€
Other personnel expenses	37,005	—	33,018	3,644	636	35,033	36,012
Pensions	14,441	—	463	813	—	1,263	14,428
Other provisions	11,133	—	4,760	7,021	655	6,834	6,841
Total	62,579	—	38,241	11,478	1,291	43,130	57,281

The following table summarises the development of total provisions recorded during 2020:

		Business			Foreign		31 Dec
	1. Jan. 20	combination	Consumption	Release	exchange	Additions	2020
	k€	k€	k€	k€	k€	k€	k€
Other personnel expenses	32,814	—	26,492	716	(593)	31,992	37,005
Pensions	12,131	—	354	—	—	2,664	14,441
Other provisions	8,608	—	1,046	1,216	(439)	5,226	11,133
Total	53,553	—	27,892	1,932	(1,032)	39,882	62,579

The provision for personnel expenses mainly consists of bonus accruals (31 December  2021: k€  22,396; 31 December 2020: k€ 22,881) and accrued vacation (31 December 2021: k€ 13,904; 31 December 2020: k€ 12,354). The provision for pensions relate mainly to pensions in France (see Note 30).

The other provisions mainly consists provisions to address the risk of a potential divergent interpretation of selected contracts by the tax authorities (31 December 2021: T€ 2,139; 31 December 2020: T€ 0). Additionally, earn-out provision (31 December 2021: k€ 1,103 31 December 2020: k€ 6,381) were recorded. The decrease in earn-out provision (shown as release) mainly relates to a reclassification of k€ 3,571 to other current financial liabilities. The development of the provision for contingent consideration is shown in Note 29 Fair Values.